Consolidated Statements of Shareholders' Equity (CAD)	Common Stock [Member]	Share Capital Purchased For Cancellation [Member]	Additional Paid-in Capital [Member]	Warrants [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Sep. 30, 2008	65,614,347	0	11,611,165	4,961,826	(70,767,148)	(1,156,533)	10,263,657
Balance (in shares) at Sep. 30, 2008	33,464,432
Issuance of shares on exercise of options	111,045	0	(67,920)	0	0	0	43,125
Issuance of shares on exercise of options (in shares)	28,750
Stock-based compensation recorded in net earnings(loss)	0	0	1,846,293	0	0	0	1,846,293
Compensation expense re. acquisition of WorksMedia Limited (note 3)	0	0	169,722	0	0	0	169,722
Issuance of shares on acquisition of WorksMedia Limited (note 3)	292,064	0	0	0	0	0	292,064
Issuance of shares on acquisition of WorksMedia Limited (note 3) (in shares)	214,500
Net earnings (loss) for the year	0	0	0	0	(1,769,666)	0	(1,769,666)
Expiry of warrants (note 12 (c))	0	0	4,961,826	(4,961,826)	0	0	0
Other comprehensive loss	0	0	0	0	0	(652,661)	(652,661)
Balance at Sep. 30, 2009	66,017,456	0	18,521,086	0	(72,536,814)	(1,809,194)	10,192,534
Balance (in shares) at Sep. 30, 2009	33,707,682
Issuance of shares on exercise of options	70,686	0	(14,811)	0	0	0	55,875
Issuance of shares on exercise of options (in shares)	37,600
Stock-based compensation recorded in net earnings(loss)	0	0	399,068	0	0	0	399,068
Compensation expense re. acquisition of WorksMedia Limited (note 3)	0	0	290,952	0	0	0	290,952
Issuance of shares held in escrow (note 12g)	290,952	0	(290,952)	0	0	0	0
Issuance of shares held in escrow (note 12g) (in shares)	178,500
Purchase of share capital for cancellation	0	(41,909)	0	0	0	0	(41,909)
Cancellation of shares repurchased	(136,970)	0	28,276	0	0	0	(108,694)
Cancellation of shares repurchased (in shares)	(70,000)
Net earnings (loss) for the year	0	0	0	0	6,851,994	0	6,851,994
Other comprehensive loss	0	0	0	0	0	(510,342)	(510,342)
Balance at Sep. 30, 2010	66,242,124	(41,909)	18,933,619	0	(65,684,820)	(2,319,536)	17,129,478
Balance (in shares) at Sep. 30, 2010	33,853,782
Issuance of shares on exercise of options	498,937	0	(134,217)	0	0	0	364,720
Issuance of shares on exercise of options (in shares)	291,776
Stock-based compensation recorded in net earnings(loss)	0	0	363,490	0	0	0	363,490
Compensation expense re. acquisition of WorksMedia Limited (note 3)	0	0	299,102	0	0	0	299,102
Issuance of shares held in escrow (note 12g)	290,952	0	(290,952)	0	0	0	0
Issuance of shares held in escrow (note 12g) (in shares)	178,500
Purchase of share capital for cancellation	0	(404,594)	0	0	0	0	(404,594)
Cancellation of shares repurchased	(612,229)	446,503	165,726	0	0	0	0
Cancellation of shares repurchased (in shares)	(313,100)
Net earnings (loss) for the year	0	0	0	0	1,101,176	0	1,101,176
Other comprehensive loss	0	0	0	0	0	(26,392)	(26,392)
Balance at Sep. 30, 2011	66,419,784	0	19,336,768	0	(64,583,644)	(2,345,928)	18,826,980
Balance (in shares) at Sep. 30, 2011	34,010,958